Net (Loss) Income Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Net (Loss) Income Per Share, Basic and Diluted	Accordingly, the Group uses the two-class method of computing net (loss) income per share, for ordinary shares and preferred shares according to the participation rights in undistributed earnings.
	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Numerator for basic calculation - Net (loss) income attributable to ordinary shareholders of the Company	(3,453)	8,033	50,544

Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	12,230,136	20,684,681	71,771,033
Dilutive effect of share options	—	4,895,125	7,819,747
Denominator for diluted calculation	12,230,136	25,579,806	79,590,780

Basic net (loss) income per ordinary share	(0.28)	0.39	0.70
Diluted net (loss) income per ordinary share	(0.28)	0.31	0.64

Schedule of Anti-dilutive Securities Excluded from Computation of Earnings Per Share

For the years ended December 31, 2016, 2017 and 2018, the following shares outstanding were excluded from the calculation of diluted net (loss) income per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

	Year ended December 31,
	2016	2017	2018
Shares issuable upon exercise of share options	3,370,739	—	—
Shares issuable upon conversion of Restricted Shared owned the Founder	67,636,364	67,636,364	—
Shares issuable upon conversion of Class B Ordinary Shares owned by Red Better and Shunwei	67,636,364	67,636,364	—
Shares issuable upon conversion of Series A Preferred shares	18,181,818	18,181,818	—
Shares issuable upon exercise of unvested Restricted Shares owned by the Founder on behalf of certain key management founders	21,520,813	13,079,391	—